Trade Receivable, Net - Summary of Trade Receivable (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables		$ 15,912	$ 15,022
Other sundry accounts receivable		2,134	1,390
Allowance for expected credit losses		(869)	(577)	$ (538)
Accounts receivable, net		18,620	17,749
Insurance recovery	$ 1,669	334
The Coca-Cola Company
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties		491	378
Loans to employees
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties		85	76
FEMSA and Subsidiaries
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties		$ 867	$ 1,460